Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 5: CASH AND CASH EQUIVALENTS

	December 31,
	2018	2017
	U.S. dollars in thousands

Cash in banks and on hand	946	1,083
Bank deposits with original maturities of three months or less*	2,309	2,206

	3,255	3,289

*	Deposit with maturity of three months, which bear an interest of 2.27% per annum (in 2017: 1.22%-1.4%).

The currencies in which the cash and cash equivalents are denominated or linked to are:

	December 31,
	2018	2017
	U.S. dollars in thousands

U.S. dollars	3,168	3,172
NIS (not linked to the Israeli CPI)	87	117

	3,255	3,289